Annual Fund Operating Expenses - Reserve - Invesco Government and Agency Portfolio - Reserve Class	Dec. 17, 2021
Operating Expenses:
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.87%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	1.03%